FAIR VALUE OF INVESTMENTS IN THE MASTER TRUST (Details) - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	$ 55,713,537	$ 48,165,227
Net receivables due to the Master Trust	80,000	14,000
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	55,633,225	46,638,964
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	117,634	120,021
Mutual funds and exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	1,752,355	1,472,704
Separate accounts, short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	116,413	168,362
Separate accounts, common and preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	31,844,027	27,919,563
Separate accounts, interest in real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	681,422	676,798
Separate accounts, other securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	32,159	44,981
RTX common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	10,433,470	6,855,443
Commingled index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	10,655,745	9,381,092
Level 1 | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	44,743,433	36,969,489
Level 1 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 1 | Mutual funds and exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	1,752,355	1,472,704
Level 1 | Separate accounts, short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 1 | Separate accounts, common and preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	31,844,027	27,919,563
Level 1 | Separate accounts, interest in real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	681,422	676,798
Level 1 | Separate accounts, other securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	32,159	44,981
Level 1 | RTX common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	10,433,470	6,855,443
Level 1 | Commingled index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	234,047	288,383
Level 2 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	117,634	120,021
Level 2 | Mutual funds and exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | Separate accounts, short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	116,413	168,362
Level 2 | Separate accounts, common and preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | Separate accounts, interest in real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | Separate accounts, other securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | RTX common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 2 | Commingled index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Mutual funds and exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Separate accounts, short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Separate accounts, common and preferred stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Separate accounts, interest in real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Separate accounts, other securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | RTX common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Level 3 | Commingled index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	0	0
Not Subject to Leveling | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	10,655,745	9,381,092
Not Subject to Leveling | Commingled index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment in Master Trust, at fair value	$ 10,655,745	$ 9,381,092